EXHIBIT 99.1

Santander Drive Auto Receivables Trust 2017-1

Class A-1 0.95000% Asset Backed Notes

Class A-2 1.49% Asset Backed Notes

Class A-3 1.77% Asset Backed Notes

Class B 2.10% Asset Backed Notes

Class C 2.58% Asset Backed Notes

Class D 3.17% Asset Backed Notes

Class E 5.05% Asset Backed Notes

Servicer’s Certificate

This Servicer’s Certificate has been prepared pursuant to Section 4.6 of the Sale and Servicing Agreement among Santander Drive Auto Receivables Trust 2017-1, as Issuer, Santander Consumer USA Inc. as Servicer, Santander Drive Auto Receivables LLC, as Seller, and Wells Fargo Bank, National Association, as Indenture Trustee, dated as of February 28, 2017. Defined terms have the meanings assigned to them in the Sale and Servicing Agreement or in other Transaction Documents.

Collection Period Beginning:	05/01/2017
Collection Period Ending:	05/31/2017
Previous Payment/Close Date:	05/15/2017
Payment Date	06/15/2017
Days of Interest for Period:	31
Days in Collection Period:	31
Months Seasoned:	4

				Original
Purchases	Units	Cut-off Date	Closing Date	Pool Balance
Initial Purchase	66,797	01/31/2017	02/28/2017	1,224,015,127.29

Total	66,797			1,224,015,127.29

I. PRINCIPAL BALANCE CALCULATION

{1} Beginning of period aggregate Principal Balance										{1}	1,147,771,405.02

Monthly principal amounts
{2} Scheduled payments									{2}	12,986,901.28
{3} Prepayments received (partial and full)									{3}	13,749,726.76
{4} Repurchased Receivables									{4}	4,341,195.76
{5} Defaulted Receivables									{5}	4,335,369.80
{6} Cram Down Losses									{6}	23,839.85
{7} Other Receivables adjustments									{7}	—

{8} Total Principal distributable amount										{8}	35,437,033.45

{9} End of period aggregate Principal Balance										{9}	1,112,334,371.57

{10} Pool Factor ({9}/ Original Pool Balance)										{10}	0.908759

II. NOTE BALANCE CALCULATION

				Class A-1	Class A-2	Class A-3	Class B	Class C	Class D	Class E	Total
{11} Original Note Balance			{11}	194,000,000.00	310,000,000.00	111,670,000.00	129,750,000.00	156,670,000.00	126,080,000.00	48,960,000.00	1,077,130,000.00

{12} Beginning of period Note Balance			{12}	87,544,553.18	310,000,000.00	111,670,000.00	129,750,000.00	156,670,000.00	126,080,000.00	48,960,000.00	970,674,553.18
{13} First Allocation of Principal			{13}	—	—	—	—	—	—	—	—
{14} Second Allocation of Principal			{14}	—	—	—	—	—	—	—	—
{15} Third Allocation of Principal			{15}	—	—	—	—	—	—	—	—
{16} Fourth Allocation of Principal			{16}	—	—	—	—	—	—	—	—
{17} Fifth Allocation of Principal			{17}	—	—	—	—	—	—	—	—
{18} Regular Allocation of Principal			{18}	41,879,894.92	—	—	—	—	—	—	41,879,894.92
{19} Optional Purchase payment			{19}	—	—	—	—	—	—	—	—
{20} End of period Note Balance			{20}	45,664,658.26	310,000,000.00	111,670,000.00	129,750,000.00	156,670,000.00	126,080,000.00	48,960,000.00	928,794,658.26
{21} Note Pool Factors			{21}	0.235385	1.000000	1.000000	1.000000	1.000000	1.000000	1.000000	0.862287
{22} Principal payment per $1,000			{22}	215.88	—	—	—	—	—	—	38.88

III. RECONCILIATION OF COLLECTION ACCOUNT

Available Funds
{23} Scheduled principal payments received									{23}	12,986,901.28
{24} Partial and full prepayments received									{24}	13,749,726.76
{25} Liquidation Proceeds									{25}	1,063,096.82
{26} Principal on Repurchased Receivables									{26}	4,415,223.70
{26a} Interest on Repurchased Receivables									{26a}	64,668.71
{27} Interest collected on Receivables									{27}	14,182,132.59
{28} Other amounts received									{28}	11,824.13
{29} Optional Purchase Price									{29}	—
{30} Reserve Account Excess Amount									{30}	—
{31} Reserve Account Draw Amount									{31}	—

{32} Total Available Funds										{32}	46,473,573.99

Distributions
{33} Indenture Trustee Fee									{33}	—
{34} Owner Trustee Fee									{34}	—
{35} Asset Representations Reviewer Fee									{35}	—

Servicing Fee

	Calculated Fee	Carryover Shortfall	Change from prior period	Total
{36}	2,869,428.51	—	—	2,869,428.51					{36}	2,869,428.51

Class A Accrued Note Interest

	Class	Beginning Note Balance	Interest Rate	Days	Days Basis	Calculated Interest
{37}	Class A-1	87,544,553.18	0.95000%	31	Actual	71,616.31			{37}	71,616.31
{38}	Class A-2	310,000,000.00	1.49%	30	30 / 360	384,916.67			{38}	384,916.67
{39}	Class A-3	111,670,000.00	1.77%	30	30 / 360	164,713.25			{39}	164,713.25

Class A Accrued Note Interest

	Class	Carryover Shortfall	Change from prior period	Carryover Shortfall per $1,000
{40}	Class A-1	—	—	—					{40}	—
{41}	Class A-2	—	—	—					{41}	—
{42}	Class A-3	—	—	—					{42}	—

{43} First Allocation of Principal									{43}	—

Class B Accrued Note Interest

	Class	Beginning Note Balance	Interest Rate	Days	Days Basis	Calculated Interest
{44}	Class B	129,750,000.00	2.10%	30	30 / 360	227,062.50			{44}	227,062.50

Class B Accrued Note Interest

	Class	Carryover Shortfall	Change from prior period	Carryover Shortfall per $1,000
{45}	Class B	—	—	—					{45}	—

{46} Second Allocation of Principal								{46}	—

Class C Accrued Note Interest

	Class	Beginning Note Balance	Interest Rate	Days	Days Basis	Calculated Interest
{47}	Class C	156,670,000.00	2.58%	30	30 / 360	336,840.50		{47}	336,840.50

Class C Accrued Note Interest

	Class	Carryover Shortfall	Change from prior period	Carryover Shortfall per $1,000
{48}	Class C	—	—	—				{48}	—

{49} Third Allocation of Principal								{49}	—

Class D Accrued Note Interest

	Class	Beginning Note Balance	Interest Rate	Days	Days Basis	Calculated Interest
{50}	Class D	126,080,000.00	3.17%	30	30 / 360	333,061.33		{50}	333,061.33

Class D Accrued Note Interest

	Class	Carryover Shortfall	Change from prior period	Carryover Shortfall per $1,000
{51}	Class D	—	—	—				{51}	—

{52} Fourth Allocation of Principal								{52}	—

Class E Accrued Note Interest

	Class	Beginning Note Balance	Interest Rate	Days	Days Basis	Calculated Interest
{53}	Class E	48,960,000.00	5.05%	30	30 / 360	206,040.00		{53}	206,040.00

Class E Accrued Note Interest

	Class	Carryover Shortfall	Change from prior period	Carryover Shortfall per $1,000
{54}	Class E	—	—	—				{54}	—

{55} Fifth Allocation of Principal								{55}	—

{56} Reserve Account deposit								{56}	—
{57} Regular Allocation of Principal								{57}	41,879,894.92
{58} Optional Purchase Amount								{58}	—
{59} Distribution to Residual Interestholder								{59}	—

{60} Total Distribution Amount									{60}	46,473,573.99

IV. RECONCILIATION OF RESERVE ACCOUNT

{61} Beginning of period Reserve Account balance						{61}	12,240,151.27
{62} Deposit to Reserve Account						{62}	—
{63} Release from Reserve Account						{63}	—

{64} End of period Reserve Account balance									{64}	12,240,151.27

{65} Specified Reserve Account Balance (1.00% of the Pool Balance as of the Cut-Off Date)									{65}	12,240,151.27
{66} Change in Reserve Account balance from prior period									{66}	—

V. OVERCOLLATERALIZATION

{67} Targeted Overcollateralization (greater of)									{67}	190,213,650.72
{68} the sum of (a)									{68}	190,213,650.72
{68a} 16.00% of the Principal Balance of the Receivables at the end of the Collection Period and									{68a}	177,973,499.45
{68b} 1.00% of the Principal Balance of the Receivables as of the Cut-off Date and									{68b}	12,240,151.27
{69} (b) 1.50% of the Principal Balance of the Receivables as of the Cut-off Date									{69}	18,360,226.91

{70} Cumulative Net Loss Trigger									{70}	No
{71} Targeted Overcollateralization Amount in the event of a Cumulative Net Loss Trigger - Greater of:									{71}	290,323,744.16
{71a} (i) sum of 25.00% of Receivable Principal Balance at end of Collection Period and 1.00% of the Principal Balance of the Receivables as of the Cut-off Date and									{71a}	290,323,744.16
{71b} (ii) 1.50% of the Principal Balance of the Receivables as of the Cut-off Date									{71b}	18,360,226.91

{72} End of period Principal Balance of the Receivables								{72}	1,112,334,371.57
{73} End of period Note Balance								{73}	928,794,658.26
{74} Overcollateralization amount at the end of the Collection Period									{74}	183,539,713.31
{75} Overcollateralization % at the end of the Collection Period									{75}	16.50%

VI. STATISTICAL DATA

								Original	Previous	Current
{76} Principal Balance of the Receivables							{76}	1,224,015,127.29	1,147,771,405.02	1,112,334,371.57
{77} Weighted average coupon of the Receivables							{77}	15.60%	15.61%	15.60%
{78} Weighted average original term of the Receivables							{78}	71.11	71.16	71.17
{79} Weighted average remaining term of the Receivables							{79}	64.28	61.90	61.09
{80} Number of Receivables							{80}	66,797	64,434	63,105

VII. DELINQUENCY

								Units	Dollars	Percentage

Receivables with Scheduled Payment Delinquent
{81} 31-60 days							{81}	3,445	61,536,720.21	5.53%
{82} 61-90 days							{82}	1,059	18,464,832.01	1.66%
{83} 91-120 days							{83}	378	6,965,298.24	0.63%
{84} 121 + days delinquent							{84}	—	—	0.00%
{85} Total							{85}	4,882	86,966,850.46	7.82%

{86} aggregate Principal Balance of 60 Day Delinquent Receivables (all Receivables that are 60 or more days delinquent as of End of Collection Period)									{86}	27,947,172.66
{87} Delinquency Percentage as of the End of the Collection Period									{87}	2.51%
{88} Delinquency Trigger									{88}	24.00%
{89} Delinquency Trigger Occurred									{89}	No

VIII. REPOSSESSION INVENTORY

									Units	Dollars
{90} Beginning of period Repossessed Inventory								{90}	292	5,628,714.75
{91} Vehicles Repossessed in current period								{91}	441	7,856,421.75
{92} Repossessed vehicles sold in current period								{92}	151	2,670,210.46
{93} Repossessed vehicles reinstated in current period								{93}	146	2,587,101.29
{94} Repossessed vehicle adjustment in current period								{94}	(113)	(2,313,662.34)
{95} End of period Repossessed Inventory								{95}	323	5,914,162.41

IX. CUMULATIVE NET LOSS RATIO

			Units (a)	Dollars (a)
{96} Receivables becoming Defaulted Receivables during period		{96}	239	4,335,369.80
{97} Cram Down Losses occurring during period		{97}	234	23,839.85
{98} Liquidation Proceeds collected during period		{98}	525	1,063,096.82
{99} Net losses during period		{99}		3,296,112.83
(a) Unit count represents # instances in period per loan per line item

		Net Loss for Period	Avg. Portfolio Balance (b)	Net Loss Ratio (c)
{100} Current Period Net Loss Ratio	{100}	3,296,112.83	1,130,052,888.30	0.29%

{101} Prior Period Net Loss Ratio	{101}	965,148.62	1,161,322,838.78	0.08%
{102} Second Prior Period Net Loss Ratio	{102}	457,043.21	1,188,731,272.54	0.04%
{103} Third Prior Period Net Loss Ratio	{103}	89,543.19	1,213,301,699.92	0.01%
{104} Rolling 3 prior month average Net Loss Ratio	{104}			0.04%
(b) Average Portfolio Balance calculated using (Beginning of Period Aggregate Balance + End of Period Aggregate Balance)/2
(c) Net Loss Ratio calculated using Net Loss for Period/Average Portfolio Balance for Period

{105} Cumulative Net losses since Cut-off Date (beginning of period)			{105}	1,439,805.21
{106} Net losses during period			{106}	3,296,112.83
{107} Other Adjustments			{107}	(74,027.94)
{108} Cumulative Net losses since Cut-off Date (end of period)			{108}	4,661,890.10

{109} Cumulative Net Loss Ratio (Net losses since the Cut-off Date / Pool Balance as of the Cut-off Date)			{109}	0.38%

X. CREDIT RISK RETENTION

On the Closing Date, the depositor or another wholly-owned special purpose subsidiary of Santander Consumer retained 5% of the initial Note Balance of each class of Notes and 5% of the aggregate Percentage Interests in the Certificates (collectively, the “Retained Interest”) to satisfy the obligations of Santander Consumer under the requirements of (a) the SEC’s credit risk retention rules 17 C.F.R. Part 246 (“Regulation RR”) and (b)(i) Articles 404-410 (inclusive) of Regulation (EU) No. 575/2013 of the European Parliament and of the Council of 26 June 2013, as supplemented by Commission Delegated Regulation (EU) No. 625/2014; (ii) Article 50-56 (inclusive) of the Commission Delegated Regulation (EU) No. 231/2013; and (iii) Articles 254-257 (inclusive) of the Commission Delegated Regulation (EU No. 2015/35), each as in effect as of the Closing Date, together with any guidance published in relation thereto including any regulatory and/or implementing technical standards in effect as of the date hereof (collectively, the “EU Retention Rules”). As of the last day of the period covered by this report the depositor or another wholly-owned special purpose subsidiary of Santander Consumer continues to retain the Retained Interest in accordance with Regulation RR and the EU Retention Rules.

The depositor and its affiliates pledge retained securities as collateral for loans, repurchase agreements or other financing transactions from time to time. However, Santander Consumer has not transferred or hedged the Retained Interest except as permitted by Regulation RR and the EU Retention Rules.

Santander Consumer has not changed the manner in which it retains the Retained Interest, except in accordance with Regulation RR and the EU Retention Rules.

There was no material change in Santander Consumer’s, or an affiliate of Santander Consumer’s, interest in any securities issued by the issuing entity resulting from the purchase, sale or other acquisition or disposition of securities between the Closing Date and the last day of the period covered by this report.

No assets securitized by Santander Consumer USA Inc. (the “Securitizer”) and held by Santander Drive Auto Receivables Trust 2017-1 were the subject of a demand to repurchase or replace for breach of the representations and warranties during the monthly distribution period from May 1, 2017 to May 31, 2017. Please refer to the Form ABS-15G filed by the Securitizer on January 27, 2017 for additional information. The CIK number of the Securitizer is 0001540151.

IN WITNESS WHEREOF, the undersigned has duly executed and delivered this monthly Statement to Noteholders as dated below.

Santander Consumer USA Inc., as Servicer

By:	/s/ Jason Micheletto
Name:	Jason Micheletto
Title:	Vice President, Corporate Treasury Reporting
Date:	June 09, 2017